Debt	12 Months Ended
Dec. 31, 2025
Borrowings [abstract]
Debt	18Debt

Accounting policies
Debt
Debt is initially measured at fair value net of directly attributable transaction costs. Subsequently, debt is measured at amortized cost using the effective interest rate method. Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate. Debt is derecognized when the obligation under the liability is discharged, cancelled or has expired.
Lease liabilities
Lease liabilities are measured at the present value of the lease payments due over the lease term, generally discounted using the incremental borrowing rate. Lease liabilities are subsequently measured at amortized cost using the effective interest rate method. Lease liabilities are remeasured in case of modifications or reassessments of the lease.

Philips has a USD 2.5 billion Commercial Paper Program and a EUR 1 billion committed standby revolving credit facility that can be used for general group purposes. As of December 31, 2025, Philips did not have any loans outstanding under either facility. These facilities do not have a material adverse change clause, have no financial covenants and no credit-rating-related acceleration possibilities.
Philips established a Euro Medium-Term Note (EMTN) program, a framework that facilitates the issuance of notes for a total amount up to EUR 10 billion. In 2025, Philips issued two new tranches under the program for a total of EUR 1 billion fixed rate notes due 2030 and 2035 for general corporate purposes, including the refinancing of the 2026 EUR and USD Bonds, and tendered on outstanding 2026, 2027, 2028 and 2029 EUR
Bonds. As of December 31, 2025, Philips has EUR 4.6 billion (2024: EUR 3.7 billion) fixed rate notes outstanding under the EMTN program.
The conditions applicable to all USD-denominated corporate bonds issued by the company in March 2008 and
March 2012 (due 2038 and 2042) contain a ‘Change of Control Triggering Event’. If the company would experience such an event with respect to a series of corporate bonds the company might be required to offer to purchase the bonds that are still outstanding at a purchase price equal to 101% of their principal amount, plus accrued and unpaid interest, if any. Furthermore, the conditions applicable to the EUR-denominated corporate bonds issued since 2018 contain a similar provision (‘Change of Control Put Event’). Upon the occurrence of such an event, the company might be required to redeem or purchase any of such bonds at their principal amount together with interest accrued. Philips’ outstanding long-term debt does not contain financial covenants.
As of December 31, 2025, debt includes forward contracts of EUR 260 million (nominal value) relating to the repurchase of shares to cover long-term incentive and employee stock purchase plans (2024: EUR 142 million), with maturity dates in the fourth quarter of 2026 (EUR 141 million) and in 2027 (EUR 119 million).
Long-term debt
The accompanying tables present information about the long-term debt outstanding, its maturity and average interest rates in 2025 and 2024.
Philips Group
Long-term debt in millions of EUR unless otherwise stated

	2025
	Amount outstanding	Current portion	Non-current portion	Between 1 and 5 years	Amount due after 5 years	Average remaining term (in years)	Average rate of interest
USD bonds	1,135	108	1,027	-	1,027	12.6	6.2%
EUR bonds	5,659	632	5,027	2,747	2,280	4.5	2.5%
Forward contracts	274	152	123	123	-	1.2	0.5%
Lease liabilities	963	207	757	479	277	3.5	4.0%
Bank borrowings	1	1	-	-	-	1.0	1.0%
Other long-term debt	-	-	-	-	-	3.6	1.3%
Long-term debt	8,032	1,098	6,934	3,349	3,584	5.4	3.2%
Philips Group
Long-term debt in millions of EUR unless otherwise stated

	2024
	Amount outstanding	Current portion	Non-current portion	Between 1 and 5 years	Amount due after 5 years	Average remaining term (in years)	Average rate of interest
USD bonds	1,408	131	1,276	122	1,154	12.3	6.3%
EUR bonds	4,917		4,917	2,639	2,278	4.7	2.3%
Forward contracts	148	82	66	66	-	1.3	1.2%
Lease liabilities	1,073	219	854	506	347	3.8	3.7%
Bank borrowings	1	1	1	1	-	1.5	1.0%
Other long-term debt	-	-	-	-	-	3.2	1.2%
Long-term debt	7,546	434	7,113	3,333	3,779	5.9	3.2%
Bonds
The accompanying table presents the amount outstanding and effective rate of bonds.
Philips Group
Unsecured Bonds in millions of EUR unless otherwise stated

	Effective rate	2025	2024
Unsecured EUR Bonds
Due 22/05/2026; 1/2%	0.608%	632	750
Due 05/05/2027; 1 7/8%	2.049%	687	750
Due 02/05/2028; 1 3/8%	1.523%	480	500
Due 05/11/2029; 2 1/8%	2.441%	595	650
Due 30/03/2030; 2%	2.128%	500	500
Due 31/05/2030; 3 2/8%	3.324%	500
Due 08/09/2031; 4 2/8%	4.33%	500	500
Due 31/05/2032; 3 3/4%	4.043%	700	700
Due 05/05/2033; 2 5/8%	2.71%	600	600
Due 31/05/2035; 4%	4.092%	500
Unsecured USD Bonds
Due 15/05/2025; 7 3/4%	7.429%		52
Due 15/05/2025; 7 1/8%	6.794%		79
Due 01/06/2026; 7 1/5%	6.885%	108	121
Due 03/11/2038; 6 7/8%	7.21%	620	697
Due 15/03/2042; 5%	5.273%	426	480
Adjustments ¹		(54)	(55)
Unsecured Bonds		6,794	6,324
[1]Adjustments related to both EUR and USD bonds and concern bond discounts, premium and transaction costs
Leases
The accompanying table presents a reconciliation between the total of future minimum lease payments and their present value.
Philips Group
Lease liabilities in millions of EUR

	2025			2024
	Future minimum lease payments	Interest	Present value of minimum lease payments	Future minimum lease payments	Interest	Present value of minimum lease payments
Less than one year	241	34	207	255	35	219
Between one and five years	556	76	479	592	85	506
More than five years	304	27	277	385	38	347
Lease liabilities	1,101	137	963	1,232	159	1,073
Short-term debt
Philips Group
Short-term debt in millions of EUR

	2025	2024
Short-term bank borrowings	52	92
Current portion of long-term debt	1,098	434
Short-term debt	1,151	526
During 2025, the weighted average interest rate on the bank borrowings was 6.3% (2024: 9.3%). This decrease was mainly driven by lower interest rate environments across various countries globally.